                                   SUPPLEMENT
                              DATED AUGUST 18, 2006
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
   FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                               DATED JULY 31, 2006

This supplement amends the SAI for The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., dated July 31, 2006. The SAI is revised as follows:

REVISED MANAGEMENT FEE SCHEDULES FOR CERTAIN FUNDS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to revise the management fee schedules for certain Funds, and to waive a portion of the management fees for certain Funds.

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Focus, Global Communications, Global Financial Services, Global Health, Global Technology, International Capital Appreciation, International Small Company, Total Return Bond, U.S. Government Securities, Aggressive Growth Allocation, Growth Allocation, Balanced Allocation, Conservative Allocation, Income Allocation, Retirement Income, Target Retirement 2010, Target Retirement 2020 and Target Retirement 2030, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 85-89 of the SAI, under the heading "Investment Management Fees," are deleted and replaced with the following:

Select SmallCap Growth Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   1.05%
Next $500 million                                                    1.00%
Amount Over $1 billion                                               0.95%

Capital Appreciation II Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $250 million                                                   1.00%
Next $250 million                                                    0.95%
Next $500 million                                                    0.90%
Amount Over $1 billion                                               0.85%

Select MidCap Value

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   1.00%
Next $500 million                                                    0.95%
Amount Over $1 billion                                               0.90%

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $100 million                                                   1.00%
Next $150 million                                                    0.80%
Amount Over $250 million                                             0.70%

Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund, International Capital Appreciation Fund, International Small Company Fund and Select MidCap Growth Fund


AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   0.90%
Next $500 million                                                    0.85%
Amount Over $1 billion                                               0.80%

Small Company Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $250 million                                                   0.85%
Next $250 million                                                    0.80%
Next $500 million                                                    0.75%
Next $500 million                                                    0.70%
Amount Over $1.5 billion                                             0.65%

Global Leaders Fund, International Opportunities Fund, MidCap Fund and MidCap Value Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   0.85%
Next $500 million                                                    0.75%
Amount Over $1 billion                                               0.70%

Tax-Free National Fund (1)

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $50 million                                                    0.80%
Next $4.95 billion                                                   0.70%
Next $5 billion                                                      0.68%
Amount Over $10 billion                                              0.67%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

Capital Appreciation Fund, Disciplined Equity Fund, Equity Income Fund(2), Stock Fund(3) and Value Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   0.80%
Next $500 million                                                    0.70%
Amount Over $1 billion                                               0.65%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

Dividend and Growth Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   0.75%
Next $500 million                                                    0.65%
Amount Over $1 billion                                               0.60%

High Yield Fund (4)

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                   0.75%
Next $500 million                                                    0.65%
Next $4 billion                                                      0.60%
Next $5 billion                                                      0.58%
Amount Over $10 billion                                              0.57%

(4) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.20% of the management fees until October 31, 2007.

Tax-Free Minnesota Fund (5)

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $50 million                                                    0.72%
Next $4.95 billion                                                   0.70%
Next $5 billion                                                      0.68%
Amount Over $10 billion                                              0.67%

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

Advisers Fund (6)

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.69%
Next $500 million                                                    0.625%
Amount Over $1 billion                                               0.575%

(6) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

Floating Rate Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.65%
Next $4.5 billion                                                     0.60%
Next $5 billion                                                       0.58%
Amount Over $10 billion                                               0.57%

Income Fund and Inflation Plus Fund (7)

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.60%
Next $4.5 billion                                                     0.55%
Next $5 billion                                                       0.53%
Amount Over $10 billion                                               0.52%

(7) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

U.S. Government Securities Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $50 million                                                     0.60%
Next $450 million                                                     0.55%
Next $4.5 billion                                                     0.50%
Next $5 billion                                                       0.48%
Amount Over $10 billion                                               0.47%

Total Bond Return Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.55%
Next $500 million                                                     0.525%
Next $4 billion                                                       0.50%
Next $5 billion                                                       0.48%
Amount Over $10 billion                                               0.47%

Short Duration Fund, Tax-Free California Fund and Tax-Free New York Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.55%
Next $4.5 billion                                                     0.50%
Next $5 billion                                                       0.48%
Amount Over $10 billion                                               0.47%

Money Market Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.50%
Next $500 million                                                     0.45%
Next $4 billion                                                       0.40%
Next $5 billion                                                       0.38%
Amount Over $10 billion                                               0.37%

Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Income Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-------------------------                                         -----------
First $500 million                                                    0.15%
Amount Over $500 million                                              0.10%

In addition, effective November 1, 2006, the last paragraph on page 95 of the SAI, as well as the table and accompanying footnotes listed on pages 96-97, are deleted and replaced with the following:

HIFSCO has voluntarily agreed to limit the expenses of certain classes of each of the following Funds by reimbursing each of the Funds when total fund operating expenses of the class exceed the following percentages. This policy may be discontinued at any time, subject to the following exceptions. HIFSCO has agreed through October 31, 2007 to limit the total operating expenses of the Class A shares of Advisers Fund, and Stock Fund, the Classes A, B, C, I and Y shares of Equity Income Fund, and the Classes A, B, C and Y shares of Focus Fund and High Yield Fund. In addition, HIFSCO has agreed to limit permanently the total operating expenses of the Class A, B, C, I and Y shares of Floating Rate Fund, the Class E, L, M, N and H shares of U.S. Government Securities Fund, the Class E and Y shares of Tax-Free Minnesota Fund and Tax-Free National Fund, the Class I shares of Inflation Plus Fund and Total Return Bond Fund, and the Class Y shares of Tax-Free California Fund, Tax-Free New York Fund and Total Return Bond Fund.

                                     CLASS      CLASSES   CLASS     CLASS   CLASS       CLASSES     CLASS      CLASS
         FUND NAME                     A         B & C      E         I       L        M, N & H       Y          Z
         ---------                   -----      -------   -----     -----   -----      --------     -----      -----
Advisers Fund                         1.18%       N/A       N/A       N/A      N/A        N/A         N/A       N/A
Capital Appreciation Fund             1.29%       N/A       N/A      1.04%     N/A        N/A         N/A       N/A
Capital Appreciation II Fund          1.60%      2.35%      N/A      1.35%     N/A        N/A        1.15%      N/A
Disciplined Equity Fund               1.40%      2.15%      N/A       N/A      N/A        N/A        1.00%      N/A
Dividend and Growth Fund              1.25%       N/A       N/A      1.00%     N/A        N/A         N/A       N/A
Equity Income Fund                    1.25%      2.00%      N/A      1.00%     N/A        N/A        0.90%      N/A
Floating Rate Fund                    1.00%      1.75%      N/A      0.75%     N/A        N/A        0.75%      N/A
Focus Fund                            1.50%      2.25%      N/A       N/A      N/A        N/A        1.10%      N/A
Global Communications Fund            1.60%      2.35%      N/A       N/A      N/A        N/A        1.20%      N/A
Global Financial Services Fund        1.60%      2.35%      N/A       N/A      N/A        N/A        1.20%      N/A
Global Health Fund                    1.60%      2.35%      N/A      1.35%     N/A        N/A        1.20%      N/A
Global Leaders Fund                   1.48%      2.35%      N/A       N/A      N/A        N/A        1.20%      N/A
Global Technology Fund                1.60%      2.35%      N/A       N/A      N/A        N/A        1.20%      N/A
Growth Fund                           1.33%      2.15%      N/A      1.08%    1.45%      2.15%       1.00%      N/A
Growth Opportunities Fund             1.36%      2.15%      N/A      1.11%    1.45%      2.15%       1.00%      N/A
High Yield Fund                       1.15%      1.90%      N/A       N/A      N/A        N/A        0.75%      N/A
Income Fund                           0.95%      1.70%      N/A       N/A      N/A        N/A        0.70%      N/A
Inflation Plus Fund                   0.85%      1.60%      N/A      0.60%     N/A        N/A        0.60%      N/A
International Capital Appreciation    1.60%      2.35%      N/A      1.35%     N/A        N/A        1.20%      N/A
Fund
International Opportunities Fund      1.57%      2.35%      N/A       N/A      N/A        N/A        1.20%      N/A
International Small Company Fund      1.60%      2.35%      N/A       N/A      N/A        N/A        1.20%      N/A
MidCap Fund                           1.37%       N/A       N/A       N/A      N/A        N/A         N/A       N/A
MidCap Value Fund                     1.40%      2.15%      N/A       N/A      N/A        N/A        1.00%      N/A
Money Market Fund                     0.95%      1.70%      N/A       N/A      N/A        N/A        0.55%      N/A
Select MidCap Growth Fund             1.50%      2.25%      N/A       N/A      N/A        N/A        1.10%      N/A
Select MidCap Value Fund              1.55%      2.30%      N/A       N/A      N/A        N/A        1.15%      N/A
Select SmallCap Growth Fund           1.65%      2.40%      N/A       N/A      N/A        N/A        1.20%      N/A
Short Duration Fund                   0.90%      1.65%      N/A       N/A      N/A        N/A        0.65%      N/A
Small Company Fund                    1.40%      2.15%      N/A      1.15%     N/A        N/A        1.00%      N/A
SmallCap Growth Fund                  1.40%      2.15%      N/A      1.15%    1.25%      2.15%       1.10%      N/A

                                     CLASS      CLASSES   CLASS     CLASS   CLASS       CLASSES     CLASS      CLASS
         FUND NAME                     A         B & C      E         I       L        M, N & H       Y          Z
         ---------                   -----      -------   -----     -----   -----      --------     -----      -----
Stock Fund                            1.28%       N/A       N/A       N/A      N/A        N/A         N/A       N/A
Tax-Free California Fund              0.85%      1.60%      N/A       N/A      N/A        N/A        0.75%      N/A
Tax-Free Minnesota Fund               0.85%      1.60%     0.75%      N/A     0.90%      1.60%       0.75%      N/A
Tax-Free National Fund                0.85%      1.60%     0.75%      N/A     0.90%      1.60%       0.75%      N/A
Tax-Free New York Fund                0.85%      1.60%      N/A       N/A      N/A        N/A        0.75%      N/A
Total Return Bond Fund                1.00%      1.75%      N/A      0.75%     N/A        N/A        0.75%      N/A
U.S. Government                       1.00%      1.75%     0.75%      N/A     1.00%      1.75%       0.75%      N/A
Securities Fund
Value Fund                            1.40%      2.15%      N/A       N/A      N/A        N/A        1.00%      N/A
Value Opportunities Fund              1.40%      2.15%      N/A      1.15%    1.45%      2.15%       1.25%      N/A
Aggressive Growth Allocation Fund     1.60%      2.25%      N/A      1.35%     N/A        N/A         N/A       N/A
Growth Allocation Fund                1.50%      2.15%      N/A      1.25%     N/A        N/A         N/A       N/A
Balanced Allocation Fund              1.40%      2.10%      N/A      1.15%     N/A        N/A         N/A       N/A
Conservative Allocation Fund          1.35%      2.00%      N/A      1.10%     N/A        N/A         N/A       N/A
Income Allocation Fund                1.20%      1.90%      N/A      0.95%     N/A        N/A         N/A       N/A
Retirement Income Fund                1.20%      1.95%      N/A       N/A      N/A        N/A        0.90%      N/A
Target Retirement 2010 Fund           1.25%      2.00%      N/A       N/A      N/A        N/A        0.95%      N/A
Target Retirement 2020 Fund           1.30%      2.05%      N/A       N/A      N/A        N/A        1.00%      N/A
Target Retirement 2030 Fund           1.35%      2.10%      N/A       N/A      N/A        N/A        1.05%      N/A


     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.